Operating profit (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Components of operating profit
Operating profit is stated after the following items:

	2017	2016	2015
	$m	$m	$m
Income
Interest recognised on impaired financial assets	261	574	934
Fees earned on financial assets that are not at fair value through profit or loss (other than amounts included in determining the effective interest rate)	7,577	7,732	8,736
Fees earned on trust and other fiduciary activities	2,691	2,543	3,052
Expense
Interest on financial instruments, excluding interest on financial liabilities held for trading or designated at fair value	(10,912)	(11,858)	(13,680)
Fees payable on financial liabilities that are not at fair value through profit or loss (other than amounts included in determining the effective interest rate)	(1,475)	(1,214)	(1,251)
Fees payable relating to trust and other fiduciary activities	(134)	(129)	(166)
Payments under lease and sublease agreements	(936)	(969)	(1,190)
– minimum lease payments	(911)	(945)	(1,058)
– contingent rents and sublease payments	(25)	(24)	(132)
UK bank levy	(916)	(922)	(1,421)
Restructuring provisions	(204)	(415)	(430)
Gains/(losses)
Impairment of available-for-sale equity securities	(98)	(36)	(111)
Gains/(losses) recognised on assets held for sale	195	(206)	(244)
Gains on the partial sale of shareholding in Industrial Bank	—	—	1,372
Gain/(loss) on disposal of Brazilian operations	19	(1,743)	—
Loan impairment charges and other credit risk provisions	(1,769)	(3,400)	(3,721)
– net impairment charge on loans and advances	(1,992)	(3,350)	(3,592)
– release of impairment on available-for-sale debt securities	190	63	17
– other credit risk provisions	33	(113)	(146)

External net operating income by country
External net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

		2017	2016	2015
	Footnote	$m	$m	$m
External net operating income by country	1	51,445	47,966	59,800
– UK		11,057	9,495	14,132
– Hong Kong		14,992	12,864	14,447
– US		4,573	5,094	5,541
– France		2,203	2,571	2,706
– other countries		18,620	17,942	22,974
– of which: Brazil		60	(204)	3,546

1	Net operating income before loan impairment charges and other credit risk provisions, also referred to as revenue.